Shareholder Report, Line Graph (Details)	6 Months Ended
Oct. 31, 2024
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index